INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 27, 2025 TO THE PROSPECTUSES AND
THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 13, 2025, OF:
Invesco Real Assets ESG ETF (IVRA)
(the “Fund”)
Effective August 28, 2025, James Cowen no longer serves as a Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. Cowen are hereby removed from the Fund’s Summary and Statutory Prospectuses and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
IVRA-SUMSTATSAI-SUP 082725